TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses and Amount Computed by Applying Statutory Tax Rate to Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (129,355)	$ 43,146	$ (144,651)
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	(32,339)	10,786	(36,163)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	6,891	472	(598)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	19,427	7,360	24,135
Non-taxable income	(1,145)	0	0
Effect of tax holidays or preferential tax rates	(6,557)	(12,001)	(5,759)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	0	(1,725)	0
Investment basis difference in the PRC Domestic Entities	0	2,696	(2,757)
Withholding tax	11,720	0	0
Research and development super-deduction	(3,260)	0	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(1,707)	8,849	30,856
Expiration of loss carry forwards	101
Unrecognized tax benefits	(8,881)	(4,302)	0
Changes in interest and penalties on unrecognized tax benefits	1,304	9,307	15,270
Effective Income Tax Reconciliation Adjustments Total, Total	$ (14,446)	$ 21,442	$ 24,984